UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-21432

Reaves Utility Income Fund

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Chris Moore

Reaves Utility Income Fund

1700 Broadway, Suite 1850

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

800.644.5571

Date of Fiscal Year End: October 31st

Date of Reporting Period: November 1, 2023 – October 31, 2024

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 6, 2025, Accession Number 0001839882-25-000828 (the “Original Filing”). This Amendment is filed solely for the purpose of adding a Consent of the Registrant’s previous Independent Registered Public Accounting Firm as an additional exhibit under Item 19. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. Items 1 through 19 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.

Item 19. Exhibits.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b)	Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

(e)	Consent of the Registrant's Previous Independent Registered Public Accounting Firm is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	(Signature and Title)	/s/ Joseph Rhame III
Joseph Rhame III
Date:	April 23, 2025	President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)	/s/ Joseph Rhame III
Joseph Rhame III
Date:	April 23, 2025	President
(Principal Executive Officer)

By:	(Signature and Title)	/s/ Jill Kerschen
Jill Kerschen
Date:	April 23, 2025	Treasurer
(Principal Financial Officer)